Equity Investment - Summary of investment in V-Click (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investments And Joint Ventures [Abstract]
Balance at the beginning of year	$ 460	$ 158
Capital injection		412	$ 566
Share of losses	(107)	(111)
Exchange differences	1	1
Balance at the end of year	$ 354	$ 460	$ 158